Risk management policies - Summary of Currency Risk (Details) - Currency risk - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
US dollar
Disclosure of risk management strategy related to hedge accounting [line items]
Impact on income statement	£ (41.0)	£ (179.6)
Impact on equity	(18.0)	34.6
Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Impact on income statement	(185.8)	78.9
Impact on equity	£ 0.0	£ (11.3)